Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUE:
Revenue from contract with customer	$ 20	$ 636	$ 1,464	$ 3,647
Cost of revenue	263	2,261	15,319	8,732
Gross loss	(243)	(1,625)	(13,855)	(5,085)
OPERATING EXPENSES:
Research and development	4,532	9,442	26,171	37,644
Sales and marketing	341	6,268	12,528	19,317
General and administrative	5,615	8,554	25,234	36,762
Impairment of long-lived assets			9,988	0
Total operating expenses	10,488	24,264	73,921	93,723
LOSS FROM OPERATIONS	(10,731)	(25,889)	(87,776)	(98,808)
OTHER INCOME (EXPENSE):
Gain (Loss) on Fair Value of Convertible Note and Warrant Liabilities	2	(810)	(858)	(14)
Interest income and other	195	277	1,317	1,545
Interest expense and other	317	176	248	(1,379)
Total other income (expense), net	514	(357)	707	152
Provision for income tax expense	2	19	57	58
Net loss	(10,219)	(26,265)	(87,126)	(98,714)
Change in net unrealized gain (loss) on available-for-sale securities, net of tax	(14)	490	1,264	(940)
Other Comprehensive Income (Loss), Financial Liability, Fair Value Option, Unrealized Gain (Loss) Arising During Period, after Tax	0	(21)	(21)	(25)
Amounts reclassified from accumulated other comprehensive loss, net of tax			46	77
Comprehensive loss	$ (10,233)	$ (25,796)	$ (85,837)	$ (99,602)
PER SHARE DATA
Net loss per common share (basic and diluted) (in dollars per share)	$ (1.61)	$ (4.75)	$ (14.95)	$ (18.82)
Weighted average common shares outstanding (basic and diluted) (in shares)	6,352,835	5,528,862	5,827,721	5,245,624
Prototype Sales [Member]
REVENUE:
Revenue from contract with customer	$ 20	$ 125	$ 477	$ 1,743
Development Contracts [Member]
REVENUE:
Revenue from contract with customer	$ 0	$ 511	$ 987	$ 1,904